Current provisions and other current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Development of provisions
Provisions for share-based plans	€ 26,876	€ 63,447
Miscellaneous current liabilities
Personnel liabilities	732,771	647,508
Put option liabilities	645,784	654,963
Contract liabilities	571,420	22,795
Unapplied cash and receivable credits	495,962	482,682
Invoices outstanding	180,227	178,209
VAT and other (non-income) tax liabilities	113,595	104,388
Interest liabilities	73,140	73,593
Derivatives	40,923	13,246
Deferred Income	34,885	8,145
Bonuses, commissions	32,971	27,510
Legal matters, advisory and audit fees	31,902	27,979
Variable payments outstanding for acquisitions	19,313	34,253
Other liabilities	220,345	216,923
Other current liabilities	3,193,238	€ 2,492,194
Current provisions
Development of provisions
Provisions at beginning of period	372,056
Foreign currency translation	(26,192)
Changes in consolidation group	(477)
Utilized	(87,021)
Reversed	(115,432)
Additions	155,099
Reclassifications	25,805
Provisions at end of period	323,838
Current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	219,866
Foreign currency translation	(18,963)
Reversed	(101,497)
Additions	107,023
Provisions at end of period	206,429
Current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	90,526
Foreign currency translation	(3,459)
Changes in consolidation group	(1,226)
Utilized	(77,774)
Reversed	(8,092)
Additions	29,166
Reclassifications	26,124
Provisions at end of period	55,265
Current provisions | Risk of lawsuit
Development of provisions
Provisions at beginning of period	20,981
Foreign currency translation	(1,992)
Changes in consolidation group	204
Utilized	(531)
Reversed	(111)
Additions	5,998
Reclassifications	(159)
Provisions at end of period	24,390
Current provisions | Other provisions
Development of provisions
Provisions at beginning of period	40,683
Foreign currency translation	(1,778)
Changes in consolidation group	545
Utilized	(8,716)
Reversed	(5,732)
Additions	12,912
Reclassifications	(160)
Provisions at end of period	€ 37,754